LOGAN CIRCLE PARTNERS SELECT GROWTH EQUITY FUND
LOGAN CIRCLE PARTNERS SELECT GROWTH EQUITY FUND
INVESTMENT OBJECTIVE
The investment objective of the Logan Circle Partners Select Growth Equity Fund (the "Select Growth Equity Fund" or the "Fund") is to seek to maximize long-term capital appreciation and income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold I Class Shares or R Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund's 80% policy, equity securities include common stocks, preferred stocks, real estate investment trusts ("REITs"), warrants and convertible bonds. The Fund invests primarily in the securities of large and mega capitalization growth companies. Logan Circle Partners L.P. (the "Adviser"), the Fund's investment adviser, considers large capitalization companies to be companies with a market capitalization in excess of $10 billion and considers mega capitalization companies to be companies with a market capitalization in excess of $100 billion. The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers, including securities of issuers in countries with emerging markets or economies, directly or indirectly through American Depositary Receipts ("ADRs").

The Adviser looks to build portfolios based on the conviction of each individual security, which is derived from the Adviser's fundamental research. By taking a long-term focus, the Adviser aims to take advantage of opportunities created by the market's short-term emphasis. The Fund may seek to capitalize on negative short-term market moves by adding to the Fund's positions in which the Adviser has a strong long-term conviction.

Under normal circumstances, the Fund will hold the securities of approximately 30 companies that are considered by the Adviser to be positioned for long-term growth. The Fund is "non-diversified," which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may also hold cash or invest in money market instruments when, in the opinion of the Adviser, such holdings are advisable given then prevailing market conditions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

ADRS RISK -- ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

CONVERTIBLE SECURITIES AND PREFERRED STOCKS RISK -- Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner. Negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings, including below investment grade (also known as "junk") ratings. In addition, the credit rating of a company's convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH INVESTMENT STYLE RISK -- The Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- A Fund that is non-diversified may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. The Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

WARRANTS RISK -- The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.